Provisions for Legal Claims and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions For Legal Claims And Contingent Liabilities
Schedule of changes in provisions for litigation

		Income
		Provision		Construction				Balances as of
	Balances as of	for litigations		cost	Additions		Transfer/	December 31,
	January 1, 2022	Additions	Reversals	Additions (Rev.)	to assets	Settlements	Others	2022
Tax
Cofins	110,059	15,109	(1,604)	-	-	-	-	123,564
Others	71,056	23,705	(820)	-	-	(9,764)	(5,991)	78,186
	181,115	38,814	(2,424)	-	-	(9,764)	(5,991)	201,750
Labors	569,756	108,902	(2,778)	-	-	(139,416)	-	536,464
Employee benefits	37,148	13,270	(19,672)	-	-	(620)	-	30,126
Civil
Civil and administrative claims	433,437	592,796	(3,925)	-	-	(67,055)	2,858	958,111
Easements	138,069	3,594	(90)	(722)	627	(2,754)	-	138,724
Expropriations and property	125,028	2,195	(8,113)	4,305	36,924	(5,427)	-	154,912
Customers	3,755	2,113	(630)	-	-	(1,488)	-	3,750
Environmental	5,902	497	(1,130)	-	-	-	-	5,269
	706,191	601,195	(13,888)	3,583	37,551	(76,724)	2,858	1,260,766
Regulatory	103,155	5,137	(84,111)	-	-	(15,688)	-	8,493
	1,597,365	767,318	(122,873)	3,583	37,551	(242,212)	(3,133)	2,037,599

		Income
		Provision		Construction			Transfer/	Balances as of
	Balances as of	for litigations		cost	Additions		Others	December 31,
	January 1, 2021	Additions	Reversals	Additions/(Rev.)	to assets	Settlements	(a)	2021
Tax
Cofins	107,148	4,123	(1,212)	-	-	-	-	110,059
Others	66,725	10,046	(205)	-	-	(127)	(5,383)	71,056
	173,873	14,169	(1,417)	-	-	(127)	(5,383)	181,115
Labors	596,248	94,845	(21,647)	-	-	(105,777)	6,087	569,756
Employee benefits	52,401	4,685	(19,623)	-	-	(761)	446	37,148
Civil
Civil and administrative claims	387,895	129,730	(9,218)	-	-	(74,989)	19	433,437
Easements	111,553	1,616	-	15,702	36,771	(27,573)	-	138,069
Expropriations and property	133,888	680	(15,031)	(7,268)	12,943	(184)	-	125,028
Customers	3,973	895	(706)	-	-	(407)	-	3,755
Environmental	7,174	4,992	(4,964)	-	-	-	(1,300)	5,902
	644,483	137,913	(29,919)	8,434	49,714	(103,153)	(1,281)	706,191
Regulatory	88,699	20,694	(5,971)	-	-	(267)	-	103,155
	1,555,704	272,306	(78,577)	8,434	49,714	(210,085)	(131)	1,597,365
(a)	Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 39).

Schedule of details of provisions for legal claims and contingent liabilities

		Provisions		Contingent liabilities
	Description	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Tax
Cofins	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.	123,564	110,059	9,550	7,914
INSS	Tax requirements related to the social security contribution.	30,899	29,813	46,901	107,840
Federal taxes	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).	2,100	1,721	50,025	77,058
ICMS (VAT)	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.	4,035	-	24,930	43,346
IPTU	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.	9,332	-	152,113	118,981
ISS	City halls tax requirement as ISS on construction services provided by third parties.	181	170	56,731	83,536
Other	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment	31,639	39,352	149,518	122,314
		201,750	181,115	489,768	560,989
Labor	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).	536,374	569,756	372,138	275,230
Employee benefits	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.	30,126	37,148	12,716	3,524
Regulatory
Aneel Order nº 288/2002	Legal actions against Aneel Dispatch No. 288/2002 involving the companies Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.	-	82,670	-	-
ESBR	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.	-	-	1,130,845	1,066,486
Colíder exclusion of liability	Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment - ACR, CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM.	-	-	320,044	295,931
Other	Aneel's notifications about possible breaches of regulatory standards	8,493	20,485	45,718	38,099
		8,493	103,155	1,496,607	1,400,516
(continued)

		Provisions		Contingent liabilities
	Description	12.31.2022	12.31.2021	12.31.2022		12.31.2021
Civil
Tobacco growers	Actions whose main cause is the lack of electricity causing loss of production.	73,366	79,092	71,237		68,104
Arbitration	Arbitration protected by secrecy and confidentiality, in the early stage of award settlement.	629,056	165,158	338,779	(a)	670,704
PIS / Cofins credit	Contingent liability related to the allocation of PIS and Cofins tax credits recognized by the Company. With the enactment of Law No. 14,385/2022, the Management of Copel and its legal advisors reassessed the risk and Copel DIS recorded the provision, as detailed in Note 12.2.1.	-	-	-		1,775,347
Civil and administrative law	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.	154,550	131,519	530,959		383,597
Indemnification to third parties (civil)	Actions for indemnity for resulting from damages caused during the construction of power plants. The execution of the sentence began without the previously determined accounting expertise. In the 1st degree, Copel challenged the execution and presented an insurance policy as a guarantee until a decision on the performance of an expert examination and excess of the value. As there was still no favorable position on the merits, the risk was reassessed with a change in the provisioned balance.	101,076	57,663	98,940		29,592
Easements	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.	138,841	138,075	31,063		29,100
Expropriations and property	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.	154,943	93,679	38,030		70,198
Indemnification to third parties (expropriations)	Expropriation lawsuit for construction of electric substation and expropriation of property flooded of power plant, settled in the second quarter of 2022.	-	31,348	-		-
Consumers	Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.	3,758	3,755	1,911		3,964
Environmental	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.	5,266	5,902	226,608		206,647
		1,260,856	706,191	1,337,527		3,237,253
		2,037,599	1,597,365	3,708,756		5,477,512
(a)	refers to the estimate of possible loss of a total, monetarily restated, of R$2,966,787 of the plaintiff's claim.